Derivative financial instruments for hedging purposes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Nominal Amount	$ 1,529,059		$ 1,437,294
Derivative, Fair Value Asset	12,324	[1]	15,217	[1]	19,239
Derivative, Fair Value Liability	40,287	[1]	8,572	[1]
Net gain on the ineffective portion of hedging activities	106	[2]	353	[2]
Fair Value Hedging [Member] | Interest Rate Swap [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Nominal Amount	167,865		494,558
Derivative, Fair Value Asset	17	[1]	4,625	[1]
Derivative, Fair Value Liability	1,285	[1]	1,403	[1]
Fair Value Hedging [Member] | Cross Currency Interest Rate Contract [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Nominal Amount	282,490		269,488
Derivative, Fair Value Asset	1,062	[1]	2,783	[1]
Derivative, Fair Value Liability	31,556	[1]	6,834	[1]
Cash Flow Hedging [Member] | Interest Rate Swap [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Nominal Amount	891,500		453,000
Derivative, Fair Value Asset	2,691	[1]	393	[1]
Derivative, Fair Value Liability	1,805	[1]	243	[1]
Cash Flow Hedging [Member] | Cross Currency Interest Rate Contract [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Nominal Amount	56,000		126,308
Derivative, Fair Value Asset	0	[1]	6,392	[1]
Derivative, Fair Value Liability	5,547	[1]	0	[1]
Cash Flow Hedging [Member] | Foreign Exchange Forward [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Nominal Amount	126,058		88,130
Derivative, Fair Value Asset	8,554	[1]	684	[1]
Derivative, Fair Value Liability	0	[1]	92	[1]
Net Investment Hedging [Member] | Foreign Exchange Forward [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Nominal Amount	5,146		5,810
Derivative, Fair Value Asset	0	[1]	340	[1]
Derivative, Fair Value Liability	$ 94	[1]	$ 0	[1]

[1]	The fair value of assets and liabilities is reported within the derivative financial instruments used for hedging - receivable and payable lines in the consolidated balance sheets, respectively.
[2]	Gains and losses resulting from ineffectiveness and credit risk in hedging activities are reported within the derivative financial instruments and hedging line in the consolidated statements of income as derivatives financial instruments and hedging.